LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Long-Term Prepayments, Deposits and Other Assets

Long-term prepayments, deposits and other assets consisted of the following:

	December 31,
	2015	2014
Entertainment production costs	$77,284	$73,819
Less: accumulated amortization	(43,888)	(34,646)

Entertainment production costs, net	33,396	39,173
Other long-term prepayments and other assets	27,895	27,956
Advance payments for construction costs	26,544	107,563
Input value-added tax, net	23,281	43,841
Other deposits	14,579	11,653
Short film production cost	12,701	—
Deferred rent assets	10,393	99
Long-term receivables, net	9,202	10,115
Deposits for acquisition of property and equipment	1,686	47,158

Long-term prepayments, deposits and other assets	$159,677	$287,558